Legal Proceedings - Disclosure of Legal Proceedings Explanatory (Detail) $ in Millions	May 31, 2019 CAD ($)
BMO Nesbitt Burns Inc., BMO InvestorLine Inc. and BMO Trust Company [Member]
Disclosure of contingent liabilities [line items]
Legal proceedings, class action claimed various monetary awards	$ 419